INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020 USD ($) vessel tanker Rate	Dec. 31, 2019 USD ($) tanker vessel Rate	Dec. 31, 2018 USD ($) vessel	Jun. 05, 2015 vessel
Sale Leaseback Transaction [Line Items]
Term of charters, maximum (in years)	7 years	6 years
Gain/(loss) on sale of vessels | $		$ 2,250	$ 0	$ (2,578)
Number of vlccs sold, direct financing lease | tanker			0
Vessel impairment charge | $		$ (333,149)	$ (60,054)	$ (64,338)
Number of container vessels accounted for as direct financing leases		15	19
Assets accounted for as sales-type lease		10
Number of container vessels providing the charterer with purchase options and put options		15
Term of lease or charter		5 years
Number of container vessels reclassified as sales-type leases		7	2
Transfers to Investments in Sales-Type Leases | $		$ 67,200	$ 27,300
Equity method investment, number of chartered-in vessels		4
Number of vessels accounted for as leaseback assets			6
Number of container vessels		3
Sales-type and direct financing leases, lease receivable, payments to be received | $		$ 705,196
West Linus
Sale Leaseback Transaction [Line Items]
Direct financing lease following the sale of River Box | $		$ 361,000
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Sale Leaseback Transaction [Line Items]
Ownership percentage of disposed assets		50.10%
Investments in sales-type and direct financing leases | $		$ 540,908
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessel charters		28	26
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Number of vessel charters		4	6
Investments in sales-type, direct financing leases and leaseback assets
Sale Leaseback Transaction [Line Items]
Vessel impairment charge | $		$ (200)	$ (5,000)
Frontline Charterers
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties		2	3		17
Direct financing lease following the sale of River Box | $		$ 76,100	$ 111,500
Sales-type and direct financing leases, lease receivable, payments to be received | $		$ 89,200
Frontline Charterers | Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | tanker		2	3
Frontline Shipping
Sale Leaseback Transaction [Line Items]
Capitalized costs | $			$ 4,200
Number of VLCCs accounts for as leaseback assets		2
Percentage share of joint costs | Rate		50.00%	50.00%
MSC
Sale Leaseback Transaction [Line Items]
Term of lease or charter			6 years
Number of vessels accounted for as leaseback assets			3
Hunter Group ASA
Sale Leaseback Transaction [Line Items]
Term of lease or charter			5 years
Number of vessels accounted for as leaseback assets | tanker			3
Number of container vessels		3
Proceeds from sale of vessels and termination of charters | $		$ 176,200
Debt repaid | $		142,500
Front Hakata
Sale Leaseback Transaction [Line Items]
Gain/(loss) on sale of vessels | $		1,400
Sea Leopard
Sale Leaseback Transaction [Line Items]
Number of offshore supply vessels under finance lease			1
Gain (loss) on disposition | $		$ (30)
Number of offshore supply vessels				1
MSC Margarita And MSC Vidhi
Sale Leaseback Transaction [Line Items]
Assets accounted for as sales-type lease			3
Term of lease or charter		7 years
Front Page, Front Status, Front Serenade, And Front Ariake
Sale Leaseback Transaction [Line Items]
Vessel impairment charge | $				$ (38,900)
Front Page, Front Status, Front Serenade And Front Circassia
Sale Leaseback Transaction [Line Items]
Number of VLCCs accounts for as leaseback assets				4